Organization and principal activities - Schedule of Condensed Consolidated Balance Sheets Data for the VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	[1]
Assets
Cash and cash equivalents	¥ 692,663	$ 99,049	¥ 1,188,911
Restricted cash	12,031	1,720	17,031
Short-term deposits	3,125,760	446,978	4,075,048
Accounts receivable, net	238,569	34,115	76,044
Prepayments and other current assets	547,078	78,232	523,674
Investments	296,165	42,351	440,790
Long-term deposits			1,470,000
Right-of-use assets, net	304,017	43,474	339,492
Total assets	6,701,372	958,283	9,567,811
Deferred revenue and advances from customers	228,167	32,627	265,628
Accrued liabilities and other current liabilities	1,032,437	147,637	1,360,949
Amounts due to related parties	150,166	21,473	161,529
Total liabilities	(1,781,656)	(254,773)	(2,017,132)
Total shareholders' equity	4,919,716	$ 703,510	7,550,679	¥ 10,624,599	¥ 11,409,391
VIEs
Assets
Cash and cash equivalents	3,814		11,740
Restricted cash	10,365		15,891
Short-term deposits	110,000		430,000
Accounts receivable, net	121,248		45,545
Prepayments and other current assets	272,026		288,416
Amounts due from related parties	261,364		198,115
Amounts due from Group companies	844,155		724,076
Investments	265,033		408,952
Intangible assets, net	45,103		45,045
Long-term deposits			60,000
Right-of-use assets, net	6,537		13,951
Other assets	2,679		2,440
Total assets	1,942,324		2,244,171
Deferred revenue and advances from customers	250,946		288,165
Accrued liabilities and other current liabilities	347,131		422,230
Amounts due to related parties	129,872		134,169
Other Liabilities	24,140		82,408
Total liabilities	(752,089)		(926,972)
Total shareholders' equity	¥ 1,190,235		¥ 1,317,199

[1]	HUYA Inc. consolidated 2022 statement of changes in shareholders’ equity has been retrospectively adjusted due to the business combination under common control as discussed in the Note 2 (d).